Subsequent Events - Sale of the Services Business (Details) $ / shares in Units, $ in Thousands	Jul. 21, 2015 USD ($) $ / h	May. 04, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2012 $ / shares shares
Subsequent Event [Line Items]
Outstanding stock options | shares				615,322	137,610	154,277
Exercise price | $ / shares				$ 9.55	$ 25.86	$ 23.05
Number of unvested shares | shares				422,407	22,135
Discontinued Operations, Disposed of by Sale [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Potential success fee payable			$ 500
Percent of transaction consideration			4.00%
Payment of success fee	$ 450
Unrecorded Unconditional Purchase Obligation, Initial Retainer Paid	50
Discontinued Operations, Disposed of by Sale [Member] | Services Business [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale proceeds	3,875
Working capital adjustment	824
Consideration held in escrow	$ 500
Consideration held in escrow, period held in escrow	12 months
Consideration received after adjustments	$ 2,549
Fair Value, Measurements, Nonrecurring [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Service Business assets, fair value		$ 572
Estimate selling costs		778
Fair Value, Measurements, Nonrecurring [Member] | Discontinued Operations, Held-for-sale [Member] | Services Business [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Impairment charges recorded		$ (1,350)
Minimum [Member] | Discontinued Operations, Disposed of by Sale [Member] | Services Business [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Employee hourly rate | $ / h	100
Maximum [Member] | Discontinued Operations, Disposed of by Sale [Member] | Services Business [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Employee hourly rate | $ / h	200
Employee Severance [Member] | Discontinued Operations, Disposed of by Sale [Member] | Services Business [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments for restructuring	$ 215
Retention compensation payable, maximum	$ 814